Net Loss Per Share	6 Months Ended
Mar. 31, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 18 — Net Loss Per Share

The Company computes net loss per share of Class A and Class B Common Stock using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net income (loss) per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net income (loss) per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. For the three months and six months ended March 31, 2024, the PIPE make-whole liability and liability-classified warrants are included in the computation of diluted loss per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities under the if-converted method increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

	Three months ended March 31,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(1,612)	$(141)	$(13,142)
Deemed dividend from warrant price adjustment	(608)	(53)	—
Net loss available to common stockholders	(2,220)	(194)	(13,142)
Denominator:
Weighted-average shares outstanding	25,791,094	2,254,901	14,025,304
Basic net loss per share	$(0.09)	$(0.09)	$(0.94)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(2,220)	$(194)	$(13,142)
Change in fair value of PIPE make-whole liability	(3,068)	(268)	—
Change in fair value of liability-classified warrants	(483)	(42)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(504)	—	—
Reallocation of net loss	—	19	—
Allocation of net loss	(6,275)	(485)	(13,142)

Denominator:
Number of shares used in basic earnings per share calculation	25,791,094	2,254,901	14,025,304
Shares issuable in satisfaction of PIPE make-whole liability	1,052,030	—	—
Shares issuable under liability-classified warrants	101,228	—	—
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	29,199,253	2,254,901	14,025,304
Diluted net loss per share	$(0.21)	$(0.21)	$(0.94)

	Six months ended March 31,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(742)	$(76)	$(22,532)
Deemed dividend from warrant price adjustment	(600)	(61)	—
Net loss available to common stockholders	$(1,342)	$(137)	$(22,532)
Denominator:
Weighted-average shares outstanding	22,004,134	2,254,901	13,189,879
Basic net loss per share	$(0.06)	$(0.06)	$(1.71)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(1,342)	$(137)	$(22,532)
Change in fair value of PIPE make-whole liability	(392)	(40)	—
Change in fair value of liability-classified warrants	(476)	(49)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(226)	—	—
Reallocation of net loss	—	6	—
Allocation of net loss	$(2,436)	$(220)	$(22,532)

Denominator:
Number of shares used in basic earnings per share calculation	22,004,134	2,254,901	13,189,879
Shares issuable in satisfaction of PIPE make-whole liability	580,628
Shares issuable under liability-classified warrants	74,906
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	24,914,569	2,254,901	13,189,879
Diluted net loss per share	$(0.10)	$(0.10)	$(1.71)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Warrants, RSUs and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. The Earnout Shares were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is based on a conversion contingency associated with the VWAP of the Class A Common Stock which had not been met, and the contingency was not resolved, during the periods presented herein. The potential shares of Class A Common Stock that were excluded from the computation of diluted net income (loss) per share attributable to stockholders for the periods presented because including them would have an antidilutive effect were as follows:

	Six months ended March 31,
	2024	2023
Public Warrants and Private Warrants	9,000,000	—
Earnout shares	3,500,000	—
RSUs	4,078,559	10,984,241
Stock options	4,522,529	6,400,758
Convertible preferred stock (on an as-converted basis)	—	2,254,901
Common stock warrants	—	400,000
Convertible notes	—	131,072
	21,101,088	20,170,972